Basis for preparation (Details) $ in Millions, $ in Billions				1 Months Ended		12 Months Ended
	Nov. 13, 2025 USD ($) item	Jul. 07, 2025 USD ($)	Mar. 17, 2023	Aug. 31, 2025	Jul. 31, 2024 COP ($)	Dec. 31, 2025 COP ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 COP ($)
Basis for presentation
Net cash paid					$ 157,705	$ 65	$ 158	$ 0
Wind Autogeneracin S.A.S
Basis for presentation
Acquisition recognized		$ 15.0
Oleoducto de Colombia S.A. | Repsol Ductos de Colombia
Basis for presentation
Percentage of ownership interest held					7.14%
Econova Technology & Innovation, S.L.
Basis for presentation
Percentage of direct ownership of capital shares			100.00%
Repsol Ductos de Colombia
Basis for presentation
Percentage of interest acquired					100.00%
Isa Interchile | Interconexiones del Norte S.A. Energy Mega Project
Basis for presentation
Ownership interest, joint venture				100.00%
Enerfn Sociedad de Energa S.L.U and Enerfin Enervento Exterior S.L
Basis for presentation
Number of Acquisitions | item	1
Number of acquisitions, special purpose companies	6
Consideration for the acquisition of assets	$ (157.5)
Percentage of interest acquired	100.00%